UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2018

Date of reporting period:  October 31, 2017

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2017

NUANCE CONCENTRATED VALUE FUND

October 31, 2017

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of October 31, 2017:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	5.73%	16.16%	7.71%	13.45%	13.56%
Investor Class with load	0.43%	10.37%	5.60%	12.12%	12.28%
S&P 500 Index(2)	9.10%	23.63%	10.77%	15.18%	15.04%
Russell 3000 Value Index(3)	5.46%	18.30%	8.11%	13.48%	13.83%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Institutional Class	5.84%	16.56%	8.04%	13.75%	11.59%
S&P 500 Index(2)	9.10%	23.63%	10.77%	15.18%	13.02%
Russell 3000 Value Index(3)	5.46%	18.30%	8.11%	13.48%	11.42%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Investor Class Gross Expense Ratio – 1.43%
Institutional Class Gross Expense Ratio – 1.18%

(1)	July 31, 2012
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	May 31, 2011

In terms of performance, since its inception on May 31, 2011 thru October 31, 2017, the Institutional Class is up 11.59 percent (annualized) versus its primary benchmark – the Russell 3000 Value Index – up 11.42 percent (annualized) and the S&P 500 Index up 13.02 percent (annualized). For more perspective on our longer term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down- side potential of each company we own. As such, we believe that we understand the potential upside and the potential

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NUANCE CONCENTRATED VALUE FUND

downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

We continue to see select opportunities in the Consumer Staples sector as what appears to be a slowdown in emerging market economies and currency headwinds have caused modest under-earnings across numerous global leaders. We are also slightly overweight in the Industrial sector as we are seeing select opportunities primarily in the transportation industry. We also remain overweight in select high quality Healthcare stocks. While we remain underweight the Financial sector, we have recently added to our weight as just a small reset in future interest rate expectations has created an opportunity in what we view as select high quality financial institutions. We are now underweight the Energy sector as we believe the sector is facing a multi-year period of competitive transition. We remain underweight in the Information Technology, Real Estate, Utilities, and Consumer Discretionary sectors due to valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

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Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2017

				Since
	1 Year	3 Years	5 Years	Inception(1)
Investor Class (without sales load)	16.16%	7.71%	13.45%	11.29%
Investor Class (with sales load)(2)	10.37%	5.60%	12.12%	10.27%
Institutional Class	16.56%	8.04%	13.75%	11.59%
S&P 500 Index(3)	23.63%	10.77%	15.18%	13.02%
Russell 3000 Value Index(4)	18.30%	8.11%	13.48%	11.42%

(1)
Period from Fund inception through October 31, 2017.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

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NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 – October 31, 2017).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2017)	Value (10/31/2017)	(5/1/2017 to 10/31/2017)
Investor Class
Actual(2)	$1,000.00	$1,057.30	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.92

Institutional Class
Actual(2)	$1,000.00	$1,058.40	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.36% and 1.05% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2017 of 5.73% and 5.84% for the Investor Class and Institutional Class, respectively.

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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
October 31, 2017

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2017
(% of net assets)

C.R. Bard, Inc.	8.9%
Procter & Gamble	6.5%
Diageo PLC – ADR	6.2%
Hub Group, Inc. – Class A	3.7%
Commerce Bancshares, Inc.	3.6%
Northern Trust Corp.	3.4%
Praxair, Inc.	3.1%
Smith & Nephew – ADR	3.1%
Rockwell Collins, Inc.	3.0%
Kimberly-Clark Corp.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2017

	Shares	Value
COMMON STOCKS – 76.2%

Consumer Discretionary – 1.0%
Ecolab, Inc.	46,391	$6,061,448

Consumer Staples – 17.7%
Clorox Co.	47,939	6,065,722
Diageo PLC – ADR	276,857	37,932,177
Kimberly-Clark Corp.	163,739	18,422,275
Pernod Ricard SA	203,089	6,070,330
Procter & Gamble	458,555	39,591,639
		108,082,143
Financials – 16.9%
Commerce Bancshares, Inc.	380,716	22,142,443
Everest Re Group, Ltd.	25,464	6,046,427
M&T Bank Corp.	74,137	12,363,827
MetLife, Inc.	228,456	12,240,672
Northern Trust Corp.	223,571	20,908,360
Travelers Companies, Inc.	120,599	15,973,337
UMB Financial Corp.	188,456	13,857,170
		103,532,236
Healthcare – 20.1%
Abbott Laboratories	278,077	15,080,116
C.R. Bard, Inc.	167,377	54,743,995
Cerner Corp.*	95,391	6,440,800
Globus Medical, Inc. – Class A*	308,904	9,844,771
Johnson & Johnson	108,140	15,075,798
Smith & Nephew – ADR	492,063	18,826,330
Waters Corp.*	16,418	3,218,749
		123,230,559
Industrials – 12.5%
Heartland Express, Inc.	498,009	10,622,532
Hub Group, Inc. – Class A*	516,943	22,383,632
Orbital ATK, Inc.	91,992	12,228,496
Rockwell Collins, Inc.	135,870	18,423,972
United Parcel Service, Inc. – Class B	106,103	12,470,286
		76,128,918
Information Technology – 1.0%
Accenture – Class A	43,697	6,220,705

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2017

	Shares	Value
Materials – 3.6%
AptarGroup, Inc.	34,451	$2,999,649
Praxair, Inc.	129,517	18,925,024
		21,924,673
Real Estate – 2.4%
Equity Commonwealth*	494,531	14,860,657

Utilities – 1.0%
California Water Service Group	146,588	6,156,696
Total Common Stocks
(Cost $417,468,679)		466,198,035

SHORT-TERM INVESTMENT – 23.7%
First American Government Obligations Fund, Class X, 0.94%^
(Cost $145,048,419)	145,048,419	145,048,419
Total Investments – 99.9%
(Cost $562,517,098)		611,246,454
Other Assets and Liabilities, Net – 0.1%		902,997
Total Net Assets – 100.0%		$612,149,451

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of October 31, 2017.
ADR – American Depositary Receipt

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2017

ASSETS:
Investments, at value
(cost $562,517,098)	$611,246,454
Receivable for investment securities sold	466,390
Receivable for capital shares sold	528,920
Dividends & interest receivable	718,130
Prepaid expenses	29,208
Total assets	612,989,102

LIABILITIES:
Payable for capital shares redeemed	180,481
Payable to investment adviser	442,324
Payable for fund administration & accounting fees	51,191
Payable for transfer agent fees & expenses	26,288
Payable for custody fees	9,620
Payable for trustee fees	1,871
Payable for compliance fees	1,729
Accrued distribution & shareholder service fees	82,417
Accrued expenses	43,730
Total liabilities	839,651

NET ASSETS	$612,149,451

NET ASSETS CONSIST OF:
Paid-in capital	$525,974,554
Undistributed net investment income	129,044
Undistributed net realized gain on investments	37,316,497
Net unrealized appreciation on investments	48,729,356
Net Assets	$612,149,451

	Investor	Institutional
	Class	Class
Net Assets	$97,269,441	$514,880,010
Shares issued and outstanding(1)	6,395,691	33,743,669
Net asset value, redemption price and minimum offering price per share(2)	$15.21	$15.26
Maximum offering price per share ($15.21/0.95)(3)	$16.01	$ N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2017

INVESTMENT INCOME:
Dividend income	$4,693,805
Less: Foreign taxes withheld	(98,671)
Interest income	579,465
Total investment income	5,174,599

EXPENSES:
Investment adviser fees (See Note 4)	2,622,007
Fund administration & accounting fees (See Note 4)	163,059
Transfer agent fees & expenses (See Note 4)	88,240
Federal & state registration fees	24,197
Custody fees (See Note 4)	24,004
Postage & printing fees	23,201
Audit fees	8,650
Other	8,561
Trustee fees (See Note 4)	5,527
Compliance fees (See Note 4)	5,062
Legal fees	3,860
Distribution & shareholder service fees (See Note 5):
Investor Class	197,031
Institutional Class	224,869
Net expenses	3,398,268

NET INVESTMENT INCOME	1,776,331

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	16,735,617
Net change in unrealized appreciation on investments	16,128,001

Net realized and unrealized gain on investments	32,863,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,639,949

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS:
Net investment income	$1,776,331	$3,857,072
Net realized gain on investments	16,735,617	44,168,684
Net change in unrealized appreciation on investments	16,128,001	3,380,222
Net increase in net assets resulting from operations	34,639,949	51,405,978

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	7,845,130	22,358,156
Proceeds from reinvestment of distributions	113,853	464,745
Payments for shares redeemed	(15,035,483)	(69,403,920)
Decrease in net assets resulting
from Investor Class transactions	(7,076,500)	(46,581,019)
Institutional Class:
Proceeds from shares sold	42,697,010	225,106,051
Proceeds from reinvestment of distributions	1,222,507	3,165,366
Payments for shares redeemed	(68,110,900)	(88,114,918)
Increase (decrease) in net assets resulting
from Institutional Class transactions	(24,191,383)	140,156,499
Net increase (decrease) in net assets resulting
from capital share transactions	(31,267,883)	93,575,480

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(161,781)	(540,150)
Institutional Class	(1,485,506)	(3,325,431)
From net realized gains:
Investor Class	—	(103,063)
Institutional Class	—	(483,923)
Total distributions to shareholders	(1,647,287)	(4,452,567)
TOTAL INCREASE IN NET ASSETS	1,724,779	140,528,891

NET ASSETS:
Beginning of year	610,424,672	469,895,781
End of year (including undistributed net investment
income of $129,044 and $0, respectively)	$612,149,451	$610,424,672

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	October 31, 2017	April 30,	April 30,	April 30,	April 30,	Inception through
	(Unaudited)	2017	2016	2015	2014	April 30, 2013(1)
Investor Class

PER SHARE DATA:
Net asset value,
beginning of period	$14.41	$13.22	$13.60	$13.95	$12.14	$10.15

INVESTMENT OPERATIONS:
Net investment income	0.02	0.06	0.15	0.10	0.06	0.21
Net realized and unrealized
gain on investments	0.80	1.21	0.12 (2)	0.60	2.97	2.16
Total from investment operations	0.82	1.27	0.27	0.70	3.03	2.37

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.02)	0.07)	(0.15)	(0.11)	(0.06)	(0.20)
Distributions from net realized gains	—	(0.01)	(0.49)	(0.94)	(1.16)	(0.18)
Distributions from return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.02)	(0.08)	(0.65)	(1.05)	(1.22)	(0.38)

Net asset value, end of period	$15.21	$14.41	$13.22	$13.60	$13.95	$12.14

TOTAL RETURN(3)(4)	5.73%	9.70%	2.44%	5.35%	25.71%	23.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$97.2	$99.1	$137.1	$168.6	$207.8	$0.4

Ratio of expenses to
average net assets(5):
Before expense
reimbursement/recoupment	1.36%	1.39%	1.38%	1.36%	1.45%	1.57%
After expense
reimbursement/recoupment	1.36%	1.39%	1.38%	1.39%	1.40%	1.40%
Ratio of net investment income
to average net assets(5):
Before expense
reimbursement/recoupment	0.31%	0.45%	1.15%	0.77%	0.35%	0.54%
After expense
reimbursement/recoupment	0.31%	0.45%	1.15%	0.74%	0.40%	0.71%

Portfolio turnover rate(4)	89%	96%	93%	141%	103%	110%

(1)	Inception date of the Investor Class was July 31, 2012.
(2)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2017	2016	2015	2014	2013
Institutional Class

PER SHARE DATA:
Net asset value,
beginning of period	$14.46	$13.25	$13.62	$13.97	$12.15	$10.26

INVESTMENT OPERATIONS:
Net investment income	0.04	0.11	0.19	0.13	0.07	0.08
Net realized and unrealized
gain on investments	0.80	1.22	0.13 (1)	0.60	3.00	2.20
Total from investment operations	0.84	1.33	0.32	0.73	3.07	2.28

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.04)	(0.11)	(0.19)	(0.14)	(0.09)	(0.21)
Distributions from net realized gains	—	(0.01)	(0.49)	(0.94)	(1.16)	(0.18)
Distributions from return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.04)	(0.12)	(0.69)	(1.08)	(1.25)	(0.39)

Net asset value, end of period	$15.26	$14.46	$13.25	$13.62	$13.97	$12.15

TOTAL RETURN(2)	5.84%	10.11%	2.78%	5.59%	25.98%	22.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$514.9	$511.3	$332.8	$413.1	$296.2	$76.0

Ratio of expenses to
average net assets(3):
Before expense
reimbursement/recoupment	1.05%	1.05%	1.09%	1.09%	1.12%	1.40%
After expense
reimbursement/recoupment	1.05%	1.05%	1.09%	1.14%	1.15%	1.15%
Ratio of net investment income
to average net assets(3):
Before expense
reimbursement/recoupment	0.63%	0.79%	1.45%	1.04%	0.67%	0.71%
After expense
reimbursement/recoupment	0.63%	0.79%	1.45%	0.99%	0.64%	0.96%

Portfolio turnover rate(2)	89%	96%	93%	141%	103%	110%

(1)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2017, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$466,198,035	$—	$—	$466,198,035
Short-Term Investment	145,048,419	—	—	145,048,419
Total Investments in Securities	$611,246,454	$—	$—	$611,246,454

Transfers between levels are recognized at the end of the reporting year.  During the period ended October 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  As of October 31, 2017, the Adviser has recouped all previously waived advisory fees.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the

15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2017 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2017, the Investor Class incurred expenses of $123,144 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2017, the Investor and Institutional Class incurred $73,887 and $224,869, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017
Investor Class:
Shares sold	533,651	1,614,245
Shares issued to holders in reinvestment of distributions	7,680	34,050
Shares redeemed	(1,023,796)	(5,138,802)
Net decrease in Investor Class shares	(482,465)	(3,490,507)

Institutional Class:
Shares sold	2,901,143	16,433,934
Shares issued to holders in reinvestment of distributions	82,236	230,529
Shares redeemed	(4,608,717)	(6,416,698)
Net increase (decrease) in Institutional Class shares	(1,625,338)	10,247,765
Net increase (decrease) in shares outstanding	(2,107,803)	6,757,258

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$415,849,138	$451,534,378

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$52,732,336	$(24,162,486)	$28,569,850	$580,236,723

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2017, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$15,871,794	$8,740,591	$ —	$28,569,850	$53,182,235

As of April 30, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2017, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the period ended October 31, 2017, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$1,647,287	$ —	$1,647,287

The tax character of distributions paid during the period ended April 30, 2017, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$4,452,567	$ —	$4,452,567

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax period ended April 30, 2017.

17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2017, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 27.31% and 50.20% of the Fund, respectively.

18

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

19

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7098

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2017

NUANCE MID CAP VALUE FUND

October 31, 2017

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2017:

	6 Months	1 Year	3 Year	Since Inception(1)
Investor Class, no load	7.23%	24.22%	11.11%	10.63%
Investor Class with load	1.84%	17.98%	8.94%	8.94%
Russell Midcap Value Index(3)	4.18%	17.12%	8.26%	9.58%
S&P 500 Index(2)	9.10%	23.63%	10.77%	11.33%

				Since Inception(4)
Z Class				7.32%
Russell Midcap Value Index(3)				4.39%
S&P 500 Index(2)				8.37%

	6 Months	1 Year	3 Year	Since Inception(1)
Institutional Class	7.38%	24.59%	11.38%	10.93%
Russell Midcap Value Index(3)	4.18%	17.12%	8.26%	9.58%
S&P 500 Index(2)	9.10%	23.63%	10.77%	11.33%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (Excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.78% of the average daily net assets of Class Z, and 0.93% of the average daily net assets of the Institutional through at least August 27, 2018. The investor pays the Net Expense Ratio.

NUANCE MID CAP VALUE FUND

Investor Class Gross Expense Ratio – 1.43%	Net Expense Ratio – 1.20%
Z Class Gross Expense Ratio – 1.03%	Net Expense Ratio – 0.80%
Institutional Class Gross Expense Ratio – 1.18%	Net Expense Ratio – 0.95%

(1)	December 31, 2013
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(4)	May 8, 2017

In terms of performance, since its inception on December 31, 2013 through October 31, 2017, the Institutional Class is up 10.93 percent versus its primary benchmark –the Russell Mid Cap Value Index – up 9.58 percent and the S&P 500 Index up 11.33 percent. For more perspective on our long term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund outperformed the primary benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

While the majority of the portfolio has been stable from a sector weight standpoint, we have recently added to our weight in the Financial sector as just a small reset in future interest rate expectations has created an opportunity in what we view as select high quality financial institutions.  We remain overweight in the Consumer Staples and Healthcare sectors as we continue to try and find high quality companies with what we believe to be better than market risk-rewards. We also remain overweight Industrials sector as we are seeing select opportunities primarily in the transportation industry. We are now underweight the Energy sector as we believe the sector is facing a multi-year period of competitive transition. We are also now underweight the Utilities Sector as one of our select names has approached our internal view of fair value. We continue to be underweight in the Information Technology, Real Estate and Consumer Discretionary sectors due to valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

NUANCE MID CAP VALUE FUND

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2017

			Since
	1 Year	3 Year	Inception(1)
Investor Class (without sales load)	24.22%	11.11%	10.63%
Investor Class (with sales load)(2)	17.98%	8.94%	8.94%
Z Class	24.73%	11.42%	10.96%
Institutional Class	24.59%	11.38%	10.93%
Russell Midcap Value Index(3)	17.12%	8.26%	9.58%
S&P 500 Index(4)	23.63%	10.77%	11.33%

(1)
Period from Fund inception through October 31, 2017. The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017. Performance shown for the Z Class prior to the inception of the Z Class shares is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 – October 31, 2017).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2017)	Value (10/31/2017)	(5/1/2017 to 10/31/2017)
Investor Class
Actual(2)	$1,000.00	$1,072.30	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01

Z Class
Actual(2)	$1,000.00	$1,073.20	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$3.78

Institutional Class
Actual(2)	$1,000.00	$1,073.80	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.93% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The Z Class period begins May 8, 2017, the inception of the Z Class.

(2)
Based on the actual returns for the six-month period ended October 31, 2017 of 7.23% and 7.38% for the Investor Class and Institutional Class, respectively. Based on the actual return of 7.32% for the period May 8, 2017 through October 31, 2017 for the Z Class.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2017

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2017
(% of net assets)

Becton Dickinson and Co.	7.0%
C.R. Bard, Inc.	6.9%
Rockwell Collins, Inc.	3.9%
Hub Group, Inc. – Class A	3.6%
Kimberly-Clark Corp.	3.5%
Smith & Nephew – ADR	3.1%
Northern Trust Corp.	2.9%
Equity Commonwealth	2.5%
Travelers Companies, Inc.	2.5%
Commerce Bancshares, Inc.	2.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2017

	Shares	Value
COMMON STOCKS – 81.5%

Consumer Discretionary – 3.0%
Autoliv, Inc.	36,735	$4,586,732
Ecolab, Inc.	33,280	4,348,365
NIKE, Inc. – Class B	84,117	4,625,594
		13,560,691
Consumer Staples – 11.0%
Brown-Forman Corp. – Class B	77,132	4,398,067
Clorox Co.	59,668	7,549,792
Colgate-Palmolive Co.	63,127	4,447,297
Hershey Co.	41,554	4,412,204
Hormel Foods Corp.	69,831	2,175,934
Kimberly-Clark Corp.	140,545	15,812,718
Pernod Ricard SA	149,705	4,474,682
Sanderson Farms, Inc.	14,567	2,178,786
Sysco Corp.	80,419	4,472,905
		49,922,385
Financials – 21.1%
Aflac, Inc.	80,005	6,711,619
BB&T Corp.	95,275	4,691,341
Chubb Ltd.	14,373	2,167,736
CoBiz Financial, Inc.	114,549	2,341,382
Commerce Bancshares, Inc.	186,107	10,823,983
Everest Re Group, Ltd.	28,841	6,848,295
M&T Bank Corp.	40,931	6,826,063
Markel Corp.*	1,853	2,009,208
MetLife, Inc.	129,849	6,957,309
Northern Trust Corp.	143,020	13,375,230
Reinsurance Group of America, Inc.	15,204	2,271,174
Travelers Companies, Inc.	84,131	11,143,151
UMB Financial Corp.	122,870	9,034,631
United Bankshares, Inc.	58,340	2,097,323
Unum Group	85,527	4,450,825
W.R. Berkley Corp.	65,408	4,485,681
		96,234,951
Healthcare – 13.9%
C.R. Bard, Inc.	95,639	31,280,648
Cerner Corp.*	70,386	4,752,463
Globus Medical, Inc. – Class A*	138,342	4,408,959
Smith & Nephew – ADR	363,130	13,893,354

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2017

	Shares	Value
Healthcare – 13.9% (Continued)
Stryker Corp.	14,633	$2,266,213
Universal Health Services, Inc. – Class B	18,209	1,870,064
Waters Corp.*	23,771	4,660,304
		63,132,005
Industrials – 18.6%
Amphenol Corp. – Class A	50,859	4,424,733
Dover Corp.	23,070	2,202,954
Heartland Express, Inc.	422,450	9,010,859
Hub Group, Inc. – Class A*	378,131	16,373,072
ITT, Inc.	102,189	4,766,095
J.B. Hunt Transport Services, Inc.	41,825	4,449,762
Lindsay Corp.	47,470	4,346,353
Orbital ATK, Inc.	67,990	9,037,911
Pentair PLC	32,040	2,257,538
Rockwell Collins, Inc.	132,370	17,949,372
Schneider Electric SE	252,973	4,439,170
Woodward, Inc.	37,715	2,916,501
Xylem, Inc.	35,480	2,360,485
		84,534,805
Information Technology – 0.5%
Xilinx, Inc.	31,692	2,335,383

Materials – 4.9%
Air Liquide SA	87,810	2,237,391
Air Products and Chemicals, Inc.	28,043	4,470,895
AptarGroup, Inc.	49,323	4,294,554
Praxair, Inc.	62,499	9,132,354
Winpak, Ltd.	56,064	2,170,826
		22,306,020
Real Estate – 4.5%
Boston Properties, Inc.	17,571	2,129,254
Equity Commonwealth*	378,055	11,360,553
Healthcare Realty Trust, Inc.	139,156	4,486,390
Rayonier, Inc.	77,189	2,314,126
		20,290,323
Utilities – 4.0%
American States Water Co.	41,492	2,230,195
American Water Works Company, Inc.	23,955	2,102,291
California Water Service Group	166,404	6,988,968

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2017

	Shares	Value
Utilities – 4.0% (Continued)
Middlesex Water Co.	51,501	$2,239,263
Suez	517,465	4,533,511
		18,094,228
Total Common Stocks
(Cost $338,812,957)		370,410,791

CONVERTIBLE PREFERRED STOCKS – 8.6%

Healthcare – 7.0%
Becton Dickinson and Co., Series A, 6.125%	560,094	31,796,537

Industrials – 1.6%
Rexnord Corp., Series A, 5.750%	124,123	7,142,037
Total Convertible Preferred Stocks
(Cost $37,668,907)		38,938,574

SHORT-TERM INVESTMENT – 9.6%
First American Government Obligations Fund, Class X, 0.94%^
(Cost $43,869,312)	43,869,312	43,869,312
Total Investments – 99.7%
(Cost $420,351,176)		453,218,677
Other Assets and Liabilities, Net – 0.3%		1,244,822
Total Net Assets – 100.0%		$454,463,498

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2017.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2017

ASSETS:
Investments, at value
(cost $420,351,176)	$453,218,677
Receivable for investment securities sold	5,383,688
Receivable for capital shares sold	1,155,531
Dividends and interest receivable	818,636
Prepaid expenses	34,810
Total assets	460,611,342

LIABILITIES:
Payable for investment securities purchased	4,942,198
Payable for capital shares redeemed	778,597
Payable to investment adviser	263,490
Payable for fund administration & accounting fees	43,466
Payable for compliance fees	1,720
Payable for transfer agent fees & expenses	24,424
Payable for custody fees	5,108
Payable for trustee fees	1,316
Accrued distribution & shareholder service fees	55,749
Accrued expenses	31,776
Total liabilities	6,147,844

NET ASSETS	$454,463,498

NET ASSETS CONSIST OF:
Paid-in capital	$391,990,588
Undistributed net investment income	509,054
Undistributed net realized gain on investments	29,096,355
Net unrealized appreciation on investments	32,867,501
Net Assets	$454,463,498

	Investor		Institutional
	Class	Z Class	Class
Net assets	$20,287,324	$13,474,630	$420,701,544
Shares issued and outstanding(1)	1,567,629	1,038,424	32,445,657
Net asset value, redemption price
and minimum offering price per share(2)	$12.94	$12.98	$12.97
Maximum offering price per share ($12.94/0.95)(3)	$13.62	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2017

INVESTMENT INCOME:
Dividend income	$3,408,567
Less: Foreign taxes withheld	(49,147)
Interest income	166,662
Total investment income	3,526,082

EXPENSES:
Investment adviser fees (See Note 4)	1,396,842
Fund administration & accounting fees (See Note 4)	132,071
Transfer agent fees & expenses (See Note 4)	87,513
Federal & state registration fees	28,090
Postage & printing fees	16,756
Custody fees (See Note 4)	16,366
Audit fees	8,650
Other	5,520
Trustee fees (See Note 4)	5,240
Compliance fees (See Note 4)	5,062
Legal fees	4,496
Distribution & shareholder service fees: (See Note 5)
Investor Class	35,752
Institutional Class	128,492
Total expenses before waiver	1,870,850
Less: waiver from investment adviser (See Note 4)	(119,852)
Net expenses	1,750,998

NET INVESTMENT INCOME	1,775,084

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	13,899,245
Net change in unrealized appreciation on investments	12,494,676

Net realized and unrealized gain on investments	26,393,921

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,169,005

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS:
Net investment income	$1,775,084	$1,475,936
Net realized gain on investments	13,899,245	19,158,964
Net change in unrealized appreciation on investments	12,494,676	11,704,669
Net increase in net assets resulting from operations	28,169,005	32,339,569

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	5,965,846	7,765,344
Proceeds from reinvestment of distributions	32,366	282,799
Payments for shares redeemed	(5,994,570)	(1,797,925)
Increase in net assets resulting from Investor Class transactions	3,642	6,250,218
Z Class(1):
Proceeds from shares sold	13,282,913	—
Proceeds from reinvestment of distributions	22,888	—
Payments for shares redeemed	(548,355)	—
Increase in net assets resulting from Z Class transactions	12,757,446	—
Institutional Class:
Proceeds from shares sold	143,970,349	235,961,136
Proceeds from reinvestment of distributions	837,696	3,213,451
Payments for shares redeemed	(33,917,772)	(65,448,846)
Increase in net assets resulting from Institutional Class transactions	110,890,273	173,725,741
Net increase in net assets resulting from capital share transactions	123,651,361	179,975,959

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(33,181)	(71,276)
Z Class(1)	(22,888)	—
Institutional Class	(1,209,961)	(1,411,158)
From net realized gains:
Investor Class	—	(220,512)
Z Class(1)	—	—
Institutional Class	—	(3,371,957)
Total distributions to shareholders	(1,266,030)	(5,074,903)

TOTAL INCREASE IN NET ASSETS	150,554,336	207,240,625

NET ASSETS:
Beginning of year	303,909,162	96,668,537
End of year (including undistributed net
investment income of $509,054 and $0, respectively)	$454,463,498	$303,909,162

(1)   Inception date of the Z Class was May 8, 2017.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended				For the Period
	October 31, 2017	Year Ended	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$12.09	$10.72	$10.41	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05	0.05	0.10	0.08	0.02
Net realized and unrealized
gain on investments	0.82	1.53	0.63	0.47	0.55
Total from investment operations	0.87	1.58	0.73	0.55	0.57

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.02)	(0.05)	(0.08)	(0.09)	(0.02)
Distributions from net realized gains	—	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.02)	(0.21)	(0.42)	(0.69)	(0.02)

Net asset value, end of period	$12.94	$12.09	$10.72	$10.41	$10.55

TOTAL RETURN(2)(3)	7.23%	14.84%	7.34%	5.41%	5.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$20.3	$19.0	$11.0	$0.5	$0.0 (4)

Ratio of expenses to
average net assets(5):
Before expense reimbursement	1.32%	1.41%	1.71%	2.08%	2.72%
After expense reimbursement	1.18%	1.27%	1.40%	1.40%	1.40%
Ratio of net investment income (loss)
to average net assets(5):
Before expense reimbursement	0.58%	0.32%	0.48%	0.08%	(0.71)%
After expense reimbursement	0.72%	0.46%	0.79%	0.76%	0.61%

Portfolio turnover rate(3)	85%	124%	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Amount rounds to zero.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

For the Period
Inception through
October 31, 2017(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain on investments	0.84
Total from investment operations	0.89

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)
Distributions from net realized gains	—
Total distributions	(0.05)

Net asset value, end of period	$12.98

TOTAL RETURN(2)	7.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$13.5

Ratio of expenses to average net assets(3):
Before expense reimbursement	0.92%
After expense reimbursement	0.78%
Ratio of net investment income (loss) to average net assets(3):
Before expense reimbursement	1.07%
After expense reimbursement	1.21%

Portfolio turnover rate(2)	85%

(1)	Inception date of the Fund was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended				For the Period
	October 31, 2017	Year Ended	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$12.12	$10.74	$10.42	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.06	0.08	0.11	0.11	0.03
Net realized and unrealized
gain on investments	0.83	1.54	0.66	0.48	0.55
Total from investment operations	0.89	1.62	0.77	0.59	0.58

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.04)	(0.08)	(0.11)	(0.12)	(0.03)
Distributions from net realized gains	—	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.04)	(0.24)	(0.45)	(0.72)	(0.03)

Net asset value, end of period	$12.97	$12.12	$10.74	$10.42	$10.55

TOTAL RETURN(2)	7.38%	15.15%	7.66%	5.70%	5.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$420.7	$284.9	$85.6	$26.7	$21.3

Ratio of expenses to
average net assets(3):
Before expense reimbursement	0.99%	1.09%	1.30%	1.75%	2.48%
After expense reimbursement	0.93%	1.00%	1.15%	1.15%	1.15%
Ratio of net investment income (loss)
to average net assets(3):
Before expense reimbursement	0.90%	0.64%	0.89%	0.41%	(0.46)%
After expense reimbursement	0.96%	0.73%	1.04%	1.01%	0.87%

Portfolio turnover rate(2)	85%	124%	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and Investor Class shares and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2017, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor Class shares and Institutional Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$370,410,791	$—	$—	$370,410,791
Convertible Preferred Stocks	38,938,574	—	—	38,938,574
Short-Term Investment	43,869,312	—	—	43,869,312
Total Investments in Securities	$453,218,677	$—	$—	$453,218,677

Transfers between levels are recognized at the end of the reporting year.  During the period ended October 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.93% and 0.78% of average daily net assets of the Fund’s Investor Class, Institutional Class and Z Class, respectively. Prior to November 2, 2016, these were 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2018	$60,342
April 30, 2019	$65,845
April 30, 2020	$197,578
October 31, 2020	$119,852

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2017 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2017, the Investor Class incurred expenses of $22,345 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2017, the Investor and Institutional Class incurred $13,407 and $128,492, respectively of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017
Investor Class:
Shares sold	476,551	678,298
Shares issued to holders in reinvestment of distributions	2,595	24,382
Shares redeemed	(484,565)	(159,748)
Net increase (decrease) in Investor Class shares	(5,419)	542,932

Z Class(1):
Shares sold	1,079,421	—
Shares issued to holders in reinvestment of distributions	1,809	—
Shares redeemed	(42,806)	—
Net increase in Z Class shares	1,038,424	—

Institutional Class:
Shares sold	11,602,997	20,957,013
Shares issued to holders in reinvestment of distributions	67,065	276,531
Shares redeemed	(2,733,489)	(5,695,827)
Net increase in Institutional Class shares	8,936,573	15,537,717
Net increase in shares outstanding	9,969,578	16,080,649

(1)   Inception date of the Z Class was May 8, 2017.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$387,539,588	$283,830,333

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$27,059,852	$(7,608,992)	$19,450,860	$285,478,499

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2017, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$11,973,026	$4,146,049	$ —	$19,450,860	$35,569,935

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

As of April 30, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2017, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the period ended October 31, 2017, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$1,266,030	$ —	$1,266,030

The tax character of distributions paid during the period ended April 30, 2017, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$5,074,903	$ —	$5,074,903

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax period ended April 30, 2017.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2017, Morgan Stanley Smith Barney, LLC and National Financial Services, LLC for the benefit of its customers, owned 32.77% and 34.06% of the outstanding shares of the Fund, respectively.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7098

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2017

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2017

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of October 31, 2017:

	6 Months	1 Year	Since Inception(1)
Investor Class	0.53%	4.30%	8.36%
S&P 500 Index(2)	9.10%	23.63%	15.79%

	6 Months	1 Year	Since Inception(1)
Institutional Class	0.71%	4.75%	8.77%
S&P 500 Index(2)	9.10%	23.63%	15.79%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (Excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 27, 2018. The investor pays the Net Expense Ratio.

Investor Class Gross Expense Ratio – 3.59%	Net Expense Ratio – 3.04%
Institutional Class Gross Expense Ratio – 3.34%	Net Expense Ratio – 2.79%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2017 the Institutional Class is up 8.77 percent versus its primary index –the S&P 500 Index – up 15.79 percent. While our Nuance Concentrated Value Long Short Fund underperformed the benchmark over the 1 year and 6-month time horizons, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

On the long side, we are still seeing select opportunities in the Consumer Staples sector as what appears to be a slowdown in emerging market economies and currency headwinds have caused modest under-earnings across numerous global leaders. We are also slightly overweight in the Industrial sector as we are seeing select opportunities primarily in the transportation industry. We also remain overweight in select high quality Healthcare stocks. While we remain underweight the Financial sector, we have recently added to our weight as just a small reset in future interest rate expectations has created an opportunity in what we view as select high quality financial institutions. We are now underweight the Energy sector as we believe the sector is facing a multi-year period of competitive transition. We remain underweight in the Information Technology, Real Estate, Utilities, and Consumer Discretionary sectors due to valuation concerns.

On the short side, we continue to see opportunities in the Real Estate, Consumer Discretionary, and Industrials sectors. The Real Estate sector appears overvalued due to what we have termed the chase for yield and peak occupancy. Additionally, we believe we are finding some attractive shorts in the Consumer Discretionary Sectors as we believe lower commodity cost and lower Selling, General and Administrative cost have contributed to over earning. Lastly, in the Industrial sector, we are seeing opportunities in waste disposal companies as they are enjoying what we view as peak pricing combined with peak volumes.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.

2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2017

		Since
	1 Year	Inception(1)
Investor Class	4.30%	8.36%
Institutional Class	4.75%	8.77%
S&P 500 Index(2)	23.63%	15.79%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 – October 31, 2017).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2017)	Value (10/31/2017)	(5/1/2017 to 10/31/2017)
Investor Class
Actual(2)(3)	$1,000.00	$1,005.30	$14.46
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,010.79	$14.50

Institutional Class
Actual(2)(3)	$1,000.00	$1,007.10	$13.10
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,012.15	$13.14

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 2.86% and 2.59% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of 0.53% and 0.71% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.83 and $6.58 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.88 and $6.61 for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
October 31, 2017

Top Ten Long Positions(2) (Unaudited)
as of October 31, 2017 (% of net assets)

C.R. Bard, Inc.	8.9%
Procter & Gamble	6.4%
Diageo PLC – ADR	5.9%
Hub Group, Inc. – Class A	3.6%
Northern Trust Corp.	3.5%
Commerce Bancshares, Inc.	3.5%
Smith & Nephew – ADR	3.1%
Praxair, Inc.	3.0%
Rockwell Collins, Inc.	3.0%
Kimberly-Clark Corp.	3.0%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2017 (% of net assets)

Home Depot, Inc.	-4.2%
Restaurant Brands International, Inc.	-4.0%
Royal Caribbean Cruises Ltd.	-4.0%
Prologis, Inc.	-3.9%
Waste Management, Inc.	-3.8%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2017

	Shares	Value
COMMON STOCKS – 75.5%

Consumer Discretionary – 1.0%
Ecolab, Inc. (a)	4,380	$572,291

Consumer Staples – 17.3%
Clorox Co. (a)	4,536	573,940
Diageo PLC – ADR (a)	25,193	3,451,693
Kimberly-Clark Corp. (a)	15,375	1,729,841
Pernod Ricard SA – ADR (a)	19,132	571,856
Procter & Gamble (a)	43,100	3,721,254
		10,048,584
Financials – 16.9%
Commerce Bancshares, Inc. (a)	34,651	2,015,302
Everest Re Group, Ltd. (a)	2,390	567,506
M&T Bank Corp. (a)	7,137	1,190,237
MetLife, Inc. (a)	21,729	1,164,240
Northern Trust Corp. (a)	21,657	2,025,363
Travelers Companies, Inc. (a)	11,894	1,575,360
UMB Financial Corp. (a)	17,651	1,297,878
		9,835,886
Healthcare – 20.1%
Abbott Laboratories (a)	26,357	1,429,340
C.R. Bard, Inc. (a)	15,801	5,168,033
Cerner Corp. (a)*	9,040	610,381
Globus Medical, Inc. – Class A (a)*	29,389	936,627
Johnson & Johnson (a)	10,244	1,428,116
Smith & Nephew – ADR (a)	46,802	1,790,645
Waters Corp. (a)*	1,548	303,485
		11,666,627
Industrials – 12.3%
Heartland Express, Inc. (a)	48,033	1,024,544
Hub Group, Inc. – Class A (a)*	48,704	2,108,883
Orbital ATK, Inc. (a)	8,705	1,157,156
Rockwell Collins, Inc. (a)	12,822	1,738,663
United Parcel Service, Inc. – Class B (a)	9,741	1,144,860
		7,174,106

See Notes to the Financial Statements

6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2017

	Shares	Value
Information Technology – 1.0%
Accenture – Class A (a)	4,123	$586,950

Materials – 3.5%
AptarGroup, Inc. (a)	3,248	282,803
Praxair, Inc. (a)	12,142	1,774,189
		2,056,992
Real Estate – 2.4%
Equity Commonwealth (a)*	46,970	1,411,449

Utilities – 1.0%
California Water Service Group (a)	13,909	584,178
Total Common Stocks
(Cost $39,885,664)		43,937,063

SHORT-TERM INVESTMENT – 23.7%
First American Government Obligations Fund, Class X, 0.94% (a)^
(Cost $13,759,354)	13,759,354	13,759,354
Total Investments – 99.2%
(Cost $53,645,018)		57,696,417
Other Assets and Liabilities, Net – 0.8%		486,700
Total Net Assets – 100.0%		$58,183,117

(a)	All or a portion of this security is designated as collateral for securities sold short. As of October 31, 2017, the value of the collateral was $57,696,417.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2017.
ADR – American Depositary Receipt

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2017

	Shares	Value
COMMON STOCKS – 78.9%

Consumer Discretionary – 26.8%
CarMax, Inc.*	6,381	$479,213
Carnival Corp.	7,034	466,987
Cintas Corp.	3,208	478,120
Delta Air Lines, Inc.	18,912	946,168
Home Depot, Inc.	14,677	2,433,153
Masco Corp.	10,500	418,110
McDonalds Corp.	6,614	1,103,943
Restaurant Brands International, Inc.	36,031	2,327,242
Ross Stores, Inc.	17,297	1,098,187
Royal Caribbean Cruises Ltd.	18,565	2,297,790
Southwest Airlines Co.	19,568	1,053,933
Stanley Black & Decker, Inc.	6,715	1,084,808
TJX Companies, Inc.	5,934	414,193
Yum China Holding, Inc.	13,429	999,789
		15,601,636
Consumer Staples – 6.5%
Altria Group, Inc.	6,477	415,953
Coca-Cola Co.	47,653	2,191,085
Dollar General Corp.	5,165	417,538
Kraft Heinz Co.	4,393	339,711
PepsiCo, Inc.	3,927	432,873
		3,797,160
Energy – 0.9%
Valero Energy Corp.	6,303	497,244

Financials – 8.3%
Allstate Corp.	22,579	2,119,265
Progressive Corp.	28,214	1,372,611
Prudential Financial, Inc.	4,032	445,375
Regions Financial Corp.	28,738	444,864
Synchrony Financial	14,103	460,040
		4,842,155
Industrials – 13.5%
Boeing Co.	3,933	1,014,635
Cummins, Inc.	2,486	439,724
Eaton Corporation PLC	6,560	524,931
Fortune Brands Home & Security, Inc.	6,864	453,436
Illinois Tool Works, Inc.	8,651	1,354,054

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2017

	Shares	Value
Industrials – 13.5% (Continued)
Ingersoll-Rand PLC	4,965	$439,899
Republic Services, Inc.	21,583	1,404,406
Waste Management, Inc.	26,782	2,200,677
		7,831,762
Materials – 4.7%
Avery Dennison Corp.	10,945	1,162,031
Ball Corp.	11,268	483,735
International Flavors & Fragrances, Inc.	7,378	1,087,665
		2,733,431
Real Estate – 9.7%
AvalonBay Communities, Inc.	2,413	437,549
Equity Residential	15,479	1,041,118
Prologis, Inc.	35,522	2,294,011
Public Storage	1,920	397,920
Realty Income Corp.	7,675	411,917
Weyerhaeuser Co.	29,910	1,074,068
		5,656,583
Utilities – 8.5%
Consolidated Edison, Inc.	15,877	1,366,216
Duke Energy Corp.	13,344	1,178,409
Edison International	12,462	996,337
WEC Energy Group, Inc.	5,068	341,532
Xcel Energy, Inc.	21,137	1,046,704
		4,929,198
Total Securities Sold Short
(Proceeds $41,796,918)		$45,889,169

*	Non-income producing security.

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2017

ASSETS:
Investments, at value
(cost $53,645,018)	$57,696,417
Deposits at broker(1)	47,040,535
Receivable for investment securities sold	40,552
Receivable for capital shares sold	34,985
Dividends & interest receivable	65,954
Prepaid expenses	8,918
Total assets	104,887,361

LIABILITIES:
Securities sold short, at value (proceeds $41,796,918)	45,889,169
Bank overdraft	362,859
Dividends payable	1,379
Payable for investment securities purchased	373,722
Payable for capital shares redeemed	312
Payable to investment adviser	42,272
Payable for fund administration & accounting fees	8,191
Payable for transfer agent fees & expenses	4,502
Payable for custody fees	1,026
Payable for trustee fees	1,186
Payable for compliance fees	1,722
Accrued expenses	17,904
Total liabilities	46,704,244

NET ASSETS	$58,183,117

NET ASSETS CONSIST OF:
Paid-in capital	$56,050,909
Accumulated net investment loss	(253,822)
Undistributed net realized gain on investments	2,426,882
Net unrealized appreciation (depreciation) on:
Investments	4,051,399
Securities sold short	(4,092,251)
Net Assets	$58,183,117

	Investor	Institutional
	Class	Class
Net Assets	$1,229,779	$56,953,338
Shares issued and outstanding(2)	108,605	4,997,915
Net asset value, redemption price and offering price per share	$11.32	$11.40

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2017

INVESTMENT INCOME:
Dividend income	$433,496
Less: Foreign taxes withheld	(8,677)
Interest income	54,439
Total investment income	479,258

EXPENSES:
Dividend & broker interest on short positions	363,849
Investment adviser fees (See Note 4)	282,830
Fund administration & accounting fees (See Note 4)	34,607
Federal & state registration fees	19,271
Transfer agent fees & expenses (See Note 4)	15,233
Audit fees	9,201
Compliance fees (See Note 4)	5,062
Trustee fees (See Note 4)	4,972
Legal fees	4,047
Custody fees (See Note 4)	3,996
Other	3,405
Postage & printing fees	3,040
Distribution & shareholder service fees (See Note 5):
Investor Class	2,485
Institutional Class	13,426
Total expenses before waiver	765,424
Less: waiver from investment adviser (See Note 4)	(32,344)
Net expenses	733,080

NET INVESTMENT LOSS	(253,822)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	1,144,611
Securities sold short	(412,097)
Net change in unrealized appreciation (depreciation) on:
Investments	1,936,947
Securities sold short	(1,997,331)
Net realized and unrealized gain on investments	672,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$418,308

See Notes to the Financial Statements

11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS:
Net investment loss	$(253,822)	$(335,855)
Net realized gain (loss) on transactions from:
Investments	1,144,611	2,662,958
Securities sold short	(412,097)	307,423
Net change in unrealized appreciation (depreciation) on:
Investments	1,936,947	614,618
Securities sold short	(1,997,331)	(2,074,457)
Net increase in net assets resulting from operations	418,308	1,174,687

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	86,438	8,139,912
Proceeds from reinvestment of distributions	—	172,200
Payments for shares redeemed	(149,635)	(7,268,644)
Increase (Decrease) in net assets resulting
from Investor Class transactions	(63,197)	1,043,468
Institutional Class:
Proceeds from shares sold	7,047,592	36,140,110
Proceeds from reinvestment of distributions	—	783,869
Payments for shares redeemed	(2,797,080)	(2,242,801)
Increase in net assets resulting from Institutional Class transactions	4,250,512	34,681,178
Net increase in net assets resulting from capital share transactions	4,187,315	35,724,646

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	—
Institutional Class	—	—
From net realized gains:
Investor Class	—	(175,087)
Institutional Class	—	(811,584)
Total distributions to shareholders	—	(986,671)
TOTAL INCREASE IN NET ASSETS	4,605,623	35,912,662

NET ASSETS:
Beginning of period	53,577,494	17,664,832
End of period (including accumulated net investment
loss of $(253,822) and $0, respectively)	$58,183,117	$53,577,494

(1)	Inception date of the Fund was December 31, 2015.

See Notes to the Financial Statements

12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2017	Year Ended	Inception(1) through
	(Unaudited)	April 30, 2017	April 30, 2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$11.26	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.07)	(0.34)	(0.00	)(2)
Net realized and unrealized gain on investments	0.13	0.86	1.01
Total from investment operations	0.06	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—	—
Distributions from net realized gains	—	(0.27)	—
Total distributions	—	(0.27)	—

Net asset value, end of period	$11.32	$11.26	$11.01

TOTAL RETURN(3)	0.53%	4.69%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$1.2	$1.3	$0.2

Ratio of expenses to average net assets(4):
Before expense reimbursement	3.07%	3.48%	3.61%
After expense reimbursement	2.86%	3.04%	2.06%
Ratio of expenses excluding dividends & interest
on short positions to average net assets(4):
Before expense reimbursement	1.76%	1.99%	3.10%
After expense reimbursement	1.55%	1.55%	1.55%
Ratio of net investment loss to average net assets(4):
Before expense reimbursement/waiver	(1.38)%	(1.92)%	(1.58)%
After expense reimbursement/waiver	(1.17)%	(1.48)%	(0.03)%

Portfolio turnover rate(3)	95%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2017	Year Ended	Inception(1) through
	(Unaudited)	April 30, 2017	April 30, 2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$11.32	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.05)	(0.06)	(0.00	)(2)
Net realized and unrealized gain on investments	0.13	0.63	1.02
Total from investment operations	0.08	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—	—
Distributions from net realized gains	—	(0.27)	—
Total distributions	—	(0.27)	—

Net asset value, end of period	$11.40	$11.32	$11.02

TOTAL RETURN(3)	0.71%	5.15%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$57.0	$52.3	$17.4

Ratio of expenses to average net assets(4):
Before expense reimbursement	2.70%	3.20%	3.73%
After expense reimbursement	2.59%	2.75%	2.18%
Ratio of expenses excluding dividends & interest
on short positions to average net assets(4):
Before expense reimbursement	1.41%	1.75%	2.85%
After expense reimbursement	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets(4):
Before expense reimbursement	(1.00)%	(1.43)%	(1.70)%
After expense reimbursement	(0.89)%	(0.98)%	(0.15)%

Portfolio turnover rate(3)	95%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financal Statements (Unaudited)
October 31, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Nuance Investments, LLC (the “Adviser”).  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to the distribution fees and voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate

15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the market value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,937,063	$—	$—	$43,937,063
Short-Term Investment	13,759,354	—	—	13,759,354
Total Investments in Securities	$57,696,417	$—	$—	$57,696,417

Securities Sold Short
Common Stocks	$(45,889,169)	$—	$—	$(45,889,169)
Total Securities Sold Short	$(45,889,169)	$—	$—	$(45,889,169)

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2019	$75,414
April 30, 2020	$148,788
October 31, 2020	$32,344

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2017, the Investor Class incurred expenses of $1,553 pursuant to the Plan.

18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2017, the Investor and Institutional Class incurred $932 and $13,426, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017
Investor Class:
Shares sold	7,709	711,203
Shares issued to holders in reinvestment of distributions	—	14,999
Shares redeemed	(13,336)	(633,691)
Net increase (decrease) in Investor Class shares	(5,627)	92,511

Institutional Class:
Shares sold	624,137	3,167,524
Shares issued to holders in reinvestment of distributions	—	68,104
Shares redeemed	(246,870)	(196,186)
Net increase in Institutional Class shares	377,267	3,039,442
Net increase in shares outstanding	371,640	3,311,953

(1)	Inception date of the Fund was December 31, 2015.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the period ended October 31, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$40,781,299	$40,494,259

19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2017

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities (excluding short positions) held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$3,484,403	$(1,874,751)	$1,609,652	$51,294,277

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2017, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$1,218,318	$980,850	$(2,094,920)	$1,609,652	$1,713,900

As of April 30, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2017, the Fund does not plan to defer any qualified later year losses.

There were no distributions made by the Fund for the period ended October 31, 2017.

The tax character of distributions paid during the period ended April 30, 2017, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$986,671	$ —	$986,671

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2017.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2017, National Financial Services, LLC and TD Ameritrade, Inc., for the benefit of its customers, owned 54.15% and 25.87% of the Fund, respectively.

20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

21

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7098

 This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CVLS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    January 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    January 2, 2018

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    January 2, 2018

* Print the name and title of each signing officer under his or her signature.